Headline earnings - Dilutive shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Ordinary shares (in shares)	418,045,117	417,155,042	417,272,178
Fully vested options (in shares)	1,949,302	1,834,464	2,483,449
Weighted average number of shares (in shares)	419,994,419	418,989,506	419,755,627
Dilutive potential of share options (in shares)	68,524	64,307	301,076
Dilutive number of ordinary shares (in shares)	420,062,943	419,053,813	420,056,703